Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of income before income tax expenses

Income before income tax expense consist of:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
PRC	162,967,377	(274,761,993)	(33,822,942)
Non-PRC	(95,392,067)	(145,780,649)	(215,618,321)
Total	67,575,310	(420,542,642)	(249,441,263)

Schedule of income tax expenses

Income tax expense for the years ended December 31, 2020, 2021 and 2022 is summarized as follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Current:
CIT tax (benefit)/expense	(21,471,662)	15,227,110	42,948,974
Land Appreciation Tax (“LAT”) expense	90,907,634	39,101,310	26,862,350
Deferred tax expense/(benefit)	65,623,218	(61,608,948)	(60,569,862)
Income tax expense/(benefit)	135,059,190	(7,280,528)	9,241,462

Schedule of Effective Income Tax Rate Reconciliation

The Group’s income tax expense differs from the tax expense computed by applying PRC statutory CIT rate of 25% for the years ended December 31, 2020, 2021 and 2022 as follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
CIT at rate of 25%	16,893,828	(105,135,661)	(62,360,316)
Tax effect of non-taxable income	—	(3,729,808)	(20,815,682)
Tax effect of non-deductible expenses	18,115,751	55,981,806	8,849,339
LAT expense	90,907,634	39,101,310	26,862,350
CIT benefit of LAT	(22,726,908)	(9,775,327)	(6,715,587)
Changes in valuation allowance	5,463,801	13,925,825	31,860,999
International rate differences	15,736,526	14,983,887	42,918,080
Dividend and interest withholding taxes	13,132,901	(17,148,376)	889,259
Adjustment of estimated income tax accruals	(2,850,373)	3,085,497	(8,220,977)
Others	386,030	1,430,320	(4,026,003)
Income tax expense/(benefit)	135,059,190	(7,280,528)	9,241,462

Schedule of Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2020	2021	2022
	US$	US$	US$
Balance at January 1	73,605,084	101,198,970	130,560,908
Additions for tax positions of current year	26,350,344	29,025,853	6,295,454
Reclassification from prior year tax payable	14,361,802	—	—
Reductions for tax positions of prior years	(13,118,260)	—	—
Movement in current year due to foreign exchange rate fluctuation	—	336,085	(1,294,287)
Balance at December 31	101,198,970	130,560,908	135,562,075

Schedule of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2021 and 2022 are as follows:

	December 31,	December 31,
	2021	2022
	US$	US$
Deferred tax assets:
Tax loss carried forward	84,046,761	94,579,348
Accruals and provisions	122,633,112	122,380,636
Capitalized expenses	77,494,494	78,506,854
Revenue recognition at a point in time less tax paid under deemed profit method	27,312,910	(28,086,617)
Revenue recognition of real estate lease income on a straight-line basis	7,144,670	322,923
Deemed interest expense	105,354,177	115,181,923
Operating lease liability	836,948	1,772,742
Less: Valuation allowance	(24,633,671)	(18,168,615)
Total deferred tax assets, net of valuation allowance	400,189,401	366,489,194
Deferred tax liabilities:
Revenue recognition over time	(192,007,773)	(149,855,853)
Taxable temporary differences arising from asset acquisitions	(202,527,316)	(294,617,076)
Dividend and interest withholding taxes	(45,159,004)	(46,048,264)
Operating lease right-of-use assets	(786,845)	(1,426,996)
Total deferred tax liabilities	(440,480,938)	(491,948,189)